AB HIGH INCOME FUND INC
HIGH INCOME<br/><br/>AB HIGH INCOME FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek to maximize total returns from price appreciation and income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 54 of this Prospectus, in Appendix C--Financial Intermediary Waivers of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 123 of the Fund's Statement of Additional Information ("SAI").

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - AB HIGH INCOME FUND INC	CLASS A SHARES		CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES	CLASS Z SHARES
Shareholder Fees Column [Text]			(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	3.00%	[2]	1.00%	[3]	none	none	none	none	none
Exchange Fee	none		none		none		none	none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.
[2]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the third year.
[3]	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AB HIGH INCOME FUND INC		CLASS A	CLASS B		CLASS C		ADVISOR CLASS	CLASS R		CLASS K		CLASS I		CLASS Z
Management Fees		0.45%	0.45%		0.45%		0.45%	0.45%		0.45%		0.45%		0.45%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%		1.00%		none	0.50%		0.25%		none		none
Other Expenses: Transfer Agent		0.10%	0.12%		0.10%		0.10%	0.26%		0.16%		0.06%		0.02%
Other Expenses		0.03%	0.03%		0.02%		0.03%	0.03%		0.03%		0.03%		0.03%
Total Other Expenses		0.13%	0.15%		0.12%		0.13%	0.29%		0.19%		0.09%		0.05%
Acquired Fund Fees and Expenses		0.01%	none	[1]	none	[1]	0.01%	none	[1]	none	[1]	none	[1]	none	[1]
Total Annual Fund Operating Expenses		0.84%	1.60%		1.57%		0.59%	1.24%		0.89%		0.54%		0.50%
Fee Waiver and/or Expense Reimbursement	[2]	(0.01%)	none		none		(0.01%)	none		none		none		none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.83%	1.60%		1.57%		0.58%	1.24%		0.89%		0.54%		0.50%
[1]	Amount is less than .01%.
[2]	In connection with the Fund's investments in AB Government Money Market Portfolio (the "Money Market Portfolio"), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund's pro rata share of the Money Market Portfolio's effective management fee, as included in "Acquired Fund Fees and Expenses".

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that any fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AB HIGH INCOME FUND INC - USD ($)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I	CLASS Z
After 1 Year	$ 506	$ 463	$ 260	$ 59	$ 126	$ 91	$ 55	$ 51
After 3 Years	681	605	496	188	393	284	173	160
After 5 Years	870	871	855	328	681	493	302	280
After 10 Years	$ 1,417	$ 1,509	$ 1,867	$ 737	$ 1,500	$ 1,096	$ 677	$ 628

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption - AB HIGH INCOME FUND INC - USD ($)	CLASS B	CLASS C
After 1 Year	$ 163	$ 160
After 3 Years	505	496
After 5 Years	871	855
After 10 Years	$ 1,509	$ 1,867

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund pursues income opportunities from government, corporate, emerging market and high-yield sources. It has the flexibility to invest in a broad range of fixed-income securities in both developed and emerging market countries. The Fund's investments may include U.S. and non-U.S. corporate debt securities and sovereign debt securities. The Fund may invest, without limitation, in either U.S. Dollar-denominated or non-U.S. Dollar-denominated fixed-income securities.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Fund may invest in debt securities with a range of maturities from short- to long-term. Substantially all of the Fund's assets may be invested in lower-rated securities, which may include securities having the lowest rating for non-subordinated debt instruments (i.e., rated C by Moody's Investors Service ("Moody's) or CCC+ or lower by S&P Global Ratings ("S&P") and Fitch Ratings ("Fitch")) and unrated securities of equivalent investment quality. The Fund also may invest in investment grade securities and unrated securities.

The Fund may invest in mortgage-related and other asset-backed securities, loan participations, inflation-indexed securities, structured securities, variable, floating, and inverse floating-rate instruments and preferred stock, and may use other investment techniques. The Fund may also make short sales of securities or maintain a short position. The Fund may use borrowings or other leverage for investment purposes. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures contracts, forwards, or swap agreements.
PRINCIPAL RISKS
  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.
  BELOW INVESTMENT GRADE SECURITIES RISK: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade or dispose of than other types of securities.
  DURATION RISK: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.
  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade or dispose of due to adverse market, economic, political, regulatory or other factors.
  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  MORTGAGE-RELATED AND/OR OTHER ASSET-BACKED SECURITIES RISK: Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include "extension risk", which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and "prepayment risk", which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.
  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.
  DERIVATIVES RISK: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives may also be subject to counterparty risk to a greater degree than more traditional investments.
  ILLIQUID INVESTMENTS RISK: Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years illiquid investments risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the website at www.abfunds.com (click on "Investments--Mutual Funds").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 23.96%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -7.28%, 3RD QUARTER, 2011.
PERFORMANCE TABLE<br/>AVERAGE ANNUAL TOTAL RETURNS<br/><br/>(For the periods ended December 31, 2018)
Average Annual Total Returns - AB HIGH INCOME FUND INC		1 YEAR	5 YEARS	10 YEARS	INCEPTION DATE
CLASS A	[1]	(9.77%)	2.13%	10.47%
CLASS A | Return After Taxes on Distributions	[1]	(11.80%)	(0.66%)	7.38%
CLASS A | Return After Taxes on Distributions and Sale of Fund Shares	[1]	(5.73%)	0.39%	7.09%
CLASS B		(9.22%)	2.19%	10.46%
CLASS C		(7.52%)	2.21%	10.09%
ADVISOR CLASS	[2]	(5.53%)	3.30%	11.27%	Jan. 28, 2008
CLASS R	[2]	(6.16%)	2.63%	10.61%	Jan. 28, 2008
CLASS K	[2]	(5.83%)	2.99%	10.96%	Jan. 28, 2008
CLASS I	[2]	(5.60%)	3.34%	11.33%	Jan. 28, 2008
CLASS Z	[2]	(5.45%)	3.37%	11.33%	Oct. 15, 2013
Bloomberg Barclays Global High Yield Index (USD Hedged) (reflects no deduction for fees, expenses, or taxes)		(2.72%)	4.43%	11.48%
JPMorgan Emerging Markets Bond Index Global ("EMBI Global") (U.S. Dollar-denominated) (reflects no deduction for fees, expenses, or taxes)		(4.61%)	4.18%	7.79%
JPMorgan Government Bond Index-Emerging Markets ("GBI-EM") (local currency-denominated) (reflects no deduction for fees, expenses, or taxes)		(6.72%)	(1.59%)	2.59%
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index ("BC High Yield") (reflects no deduction for fees, expenses, or taxes)		(2.08%)	3.84%	11.14%
Composite Benchmark (equal weighted blend of EMBI Global, GBI-EM and BC High Yield)	[3]	(4.31%)	2.23%	7.26%
[1]	After-tax returns: -Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for Class R, Class K, Class I and Advisor Class shares: 1/28/08, and Class Z shares: 10/15/13. Performance information for periods prior to the inception of Class R, Class K, Class I, Class Z and Advisor Class shares is the performance of the Fund's Class A shares, adjusted to reflect the net expense differences between Class A and Class R, Class K, Class I, Class Z and Advisor Class shares, respectively.
[3]	The information in the Composite Benchmark shows how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.